                                                                    ROBIN WAGNER
                                                      Vice President and Counsel
                                                                  (212) 314-3962
EQUITABLE LOGO                                               Fax: (212) 707-7927

                                                                  LAW DEPARTMENT
                                                  May 3, 2001

Securities and Exchange Commission
405 Fifth Street, N.W.
Washington, D.C. 20549

     Re: The Equitable Life Assurance Society of the United States Separate Account 301
          Form N-4 Registration Statement
          File No. 002-74667
          CIK No. 0000356076

                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933

Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission; and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

                                        Very truly yours,


                                        By: /s/ Robin Wagner
                                            ------------------------
                                            Robin Wagner

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104